(LOSS)/PROFIT BEFORE TAX	12 Months Ended
Dec. 31, 2017
Disclosure of loss profit before tax [Abstract]
LOSS PROFIT BEFORE TAX
5.	(LOSS)/PROFIT BEFORE TAX

The following amounts were charged / (credited) to the statement of operations:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Directors’ emoluments (including non- executive directors):
Remuneration	1,800	1,946	1,596
Pension	44	41	23
Share based payments	727	1,121	1,242
Auditor’s remuneration
Audit fees	568	469	492
Tax fees	73	33	12
Other non audit fees	-	19	8
Depreciation*	1,896	2,856	2,839
Amortisation	3,303	2,973	2,653
Loss on the disposal of property, plant and equipment	3	15	15
Net foreign exchange differences**	(17)	888	(1,018)
Operating lease rentals:
Land and buildings	2,846	2,811	2,828
Other equipment	163	114	69

*
Note that US$528,000 (2016: US$414,000) (2015: US$68,000) of depreciation was capitalised to research and development projects during 2017 in line with the Group’s capitalisation policy for Intangible projects.

In 2016, the depreciation expense did not include the amount of US$303,000 (2015: US$150,000) that was included in the operating expenses that were stated in Note 10 in respect of the discontinued operations in Fiomi. In 2017, no depreciation expense arose for the discontinued operation.

**
The net foreign exchange differences do not include US$440,000 (2016: US$253,000) which were included in the operating expenses that were stated in Note 10 in respect of the discontinued operations in Fiomi.